Property, Plant and Equipment, Net (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Cost of goods sold	$ 6,285	$ 4,557
Administrative expense	1,128	1,218
Acquire capital expenditures	$ 1,354	$ 3,878